Credit Quality of Financial Assets and the Allowance for Credit Losses - Summary of Modifications of Financing Receivables (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Interest rate reduction
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 2,414
% of total class of financing receivable	0.00%
Interest rate reduction | Consumer borrowers
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0
% of total class of financing receivable	0.00%
Interest rate reduction | Consumer borrowers | Other
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0
% of total class of financing receivable	0.00%
Interest rate reduction | Corporate borrowers
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 2,414
% of total class of financing receivable	0.10%
Interest rate reduction | Corporate borrowers | Other than non-recourse loans
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 2,414
% of total class of financing receivable	0.20%
Interest rate reduction | Corporate borrowers | Other than non-recourse loans | Real estate companies | Japan
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0
% of total class of financing receivable	0.00%
Interest rate reduction | Corporate borrowers | Other than non-recourse loans | Commercial, industrial and other companies | Japan
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0
% of total class of financing receivable	0.00%
Interest rate reduction | Corporate borrowers | Other than non-recourse loans | Commercial, industrial and other companies | Overseas
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 2,414
% of total class of financing receivable	0.40%
Interest rate reduction | Net investment in leases
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0
% of total class of financing receivable	0.00%
Interest rate reduction | Net investment in leases | Japan
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0
% of total class of financing receivable	0.00%
Term extension
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 8,417	¥ 2,810
% of total class of financing receivable	0.20%	0.10%
Term extension | Consumer borrowers
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 10	¥ 44
% of total class of financing receivable	0.00%	0.00%
Term extension | Consumer borrowers | Other
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 10	¥ 44
% of total class of financing receivable	0.00%	0.10%
Term extension | Corporate borrowers
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 8,305	¥ 1,875
% of total class of financing receivable	0.40%	0.10%
Term extension | Corporate borrowers | Other than non-recourse loans
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 8,305	¥ 1,875
% of total class of financing receivable	0.60%	0.20%
Term extension | Corporate borrowers | Other than non-recourse loans | Real estate companies | Japan
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 289	¥ 1,345
% of total class of financing receivable	0.10%	0.40%
Term extension | Corporate borrowers | Other than non-recourse loans | Commercial, industrial and other companies | Japan
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 433	¥ 530
% of total class of financing receivable	0.20%	0.30%
Term extension | Corporate borrowers | Other than non-recourse loans | Commercial, industrial and other companies | Overseas
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 7,583	¥ 0
% of total class of financing receivable	1.40%	0.00%
Term extension | Loans to Equity Method Investees
Financing Receivable, Modifications [Line Items]
Amortized cost basis		¥ 891
% of total class of financing receivable		0.60%
Term extension | Net investment in leases
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 102
% of total class of financing receivable	0.00%
Term extension | Net investment in leases | Japan
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 102
% of total class of financing receivable	0.00%
Principal forgiveness
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 12	¥ 11
% of total class of financing receivable	0.00%	0.00%
Principal forgiveness | Consumer borrowers
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 6	¥ 0
% of total class of financing receivable	0.00%	0.00%
Principal forgiveness | Consumer borrowers | Other
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0	¥ 0
% of total class of financing receivable	0.00%	0.00%
Principal forgiveness | Corporate borrowers
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 6	¥ 11
% of total class of financing receivable	0.00%	0.00%
Principal forgiveness | Corporate borrowers | Other than non-recourse loans
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 6	¥ 11
% of total class of financing receivable	0.00%	0.00%
Principal forgiveness | Corporate borrowers | Other than non-recourse loans | Real estate companies | Japan
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0	¥ 0
% of total class of financing receivable	0.00%	0.00%
Principal forgiveness | Corporate borrowers | Other than non-recourse loans | Commercial, industrial and other companies | Japan
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0	¥ 0
% of total class of financing receivable	0.00%	0.00%
Principal forgiveness | Corporate borrowers | Other than non-recourse loans | Commercial, industrial and other companies | Overseas
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 6	¥ 11
% of total class of financing receivable	0.00%	0.00%
Principal forgiveness | Loans to Equity Method Investees
Financing Receivable, Modifications [Line Items]
Amortized cost basis		¥ 0
% of total class of financing receivable		0.00%
Principal forgiveness | Net investment in leases
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0
% of total class of financing receivable	0.00%
Principal forgiveness | Net investment in leases | Japan
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0
% of total class of financing receivable	0.00%
Combination - interest rate reduction and term extension
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 49	¥ 5,001
% of total class of financing receivable	0.00%	0.10%
Combination - interest rate reduction and term extension | Consumer borrowers
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0	¥ 106
% of total class of financing receivable	0.00%	0.00%
Combination - interest rate reduction and term extension | Consumer borrowers | Other
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0	¥ 106
% of total class of financing receivable	0.00%	0.20%
Combination - interest rate reduction and term extension | Corporate borrowers
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 49	¥ 4,895
% of total class of financing receivable	0.00%	0.30%
Combination - interest rate reduction and term extension | Corporate borrowers | Other than non-recourse loans
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 49	¥ 4,895
% of total class of financing receivable	0.00%	0.40%
Combination - interest rate reduction and term extension | Corporate borrowers | Other than non-recourse loans | Real estate companies | Japan
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0	¥ 0
% of total class of financing receivable	0.00%	0.00%
Combination - interest rate reduction and term extension | Corporate borrowers | Other than non-recourse loans | Commercial, industrial and other companies | Japan
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0	¥ 0
% of total class of financing receivable	0.00%	0.00%
Combination - interest rate reduction and term extension | Corporate borrowers | Other than non-recourse loans | Commercial, industrial and other companies | Overseas
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 49	¥ 4,895
% of total class of financing receivable	0.00%	0.90%
Combination - interest rate reduction and term extension | Loans to Equity Method Investees
Financing Receivable, Modifications [Line Items]
Amortized cost basis		¥ 0
% of total class of financing receivable		0.00%
Combination - interest rate reduction and term extension | Net investment in leases
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0
% of total class of financing receivable	0.00%
Combination - interest rate reduction and term extension | Net investment in leases | Japan
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0
% of total class of financing receivable	0.00%
Combination - interest rate reduction and principal forgiveness
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 1,201
% of total class of financing receivable	0.00%
Combination - interest rate reduction and principal forgiveness | Consumer borrowers
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0
% of total class of financing receivable	0.00%
Combination - interest rate reduction and principal forgiveness | Consumer borrowers | Other
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0
% of total class of financing receivable	0.00%
Combination - interest rate reduction and principal forgiveness | Corporate borrowers
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 1,201
% of total class of financing receivable	0.10%
Combination - interest rate reduction and principal forgiveness | Corporate borrowers | Other than non-recourse loans
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 1,201
% of total class of financing receivable	0.10%
Combination - interest rate reduction and principal forgiveness | Corporate borrowers | Other than non-recourse loans | Real estate companies | Japan
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0
% of total class of financing receivable	0.00%
Combination - interest rate reduction and principal forgiveness | Corporate borrowers | Other than non-recourse loans | Commercial, industrial and other companies | Japan
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0
% of total class of financing receivable	0.00%
Combination - interest rate reduction and principal forgiveness | Corporate borrowers | Other than non-recourse loans | Commercial, industrial and other companies | Overseas
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 1,201
% of total class of financing receivable	0.20%
Combination - interest rate reduction and principal forgiveness | Net investment in leases
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0
% of total class of financing receivable	0.00%
Combination - interest rate reduction and principal forgiveness | Net investment in leases | Japan
Financing Receivable, Modifications [Line Items]
Amortized cost basis	¥ 0
% of total class of financing receivable	0.00%